Schedule of Effective and Statutory Income Tax Rates (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Pretax income (loss)					$ (4,462,147)	$ (4,915,154)
Expected income tax expense (benefit)					(1,199,267)	(1,325,927)
Stock based compensation					278,281	787,869
Change in valuation allowance					920,986	538,058
Total
Total percentage					0.00%	0.00%
CANADA
Combined statutory tax rate					26.50%	26.50%
Pretax income (loss)					$ (1,102,559)	$ (232,991)
Expected income tax expense (benefit)					$ (292,178)	$ (61,743)
Expected income tax expense (benefit), percentage					(26.50%)	(26.50%)
Stock based compensation
Stock based compensation, percentage					0.00%	0.00%
Change in valuation allowance					$ 292,178	$ 61,743
Change in valuation allowance, percentage					26.50%	26.50%
Total
Total percentage					0.00%	0.00%
UNITED STATES
Combined statutory tax rate					27.00%	27.00%
Pretax income (loss)					$ (3,359,588)	$ (4,682,163)
Expected income tax expense (benefit)					$ (907,089)	$ (1,264,184)
Expected income tax expense (benefit), percentage					(27.00%)	(27.00%)
Stock based compensation					$ 278,281	$ 787,869
Stock based compensation, percentage					8.30%	16.80%
Change in valuation allowance					$ 628,808	$ 476,315
Change in valuation allowance, percentage					18.70%	10.20%
Total
Total percentage					0.00%	0.00%